SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		3 Months Ended				6 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Sep. 17, 2020
Numerator [Abstract]
Interest Income	$ 0	$ 5,738				$ 43,125	$ 53,249
Net income (loss)	$ (1,000)	(8,594,791)	$ 1,517,138	$ (429,155)	$ (429,155)	(7,077,653)	(8,247,187)
Cash and Cash Equivalents [Abstract]
Cash Equivalents, at Carrying Value							0
Cash held outside the trust Account		469,437				469,437	1,287,234
Cash and Investments Held in Trust Account [Abstract]
Cash held in trust account		753				753	753
U.S. Treasury Money Market Mutual Funds held in trust account		$ 230,095,620				$ 230,095,620	$ 230,052,496
Class A Common Stock Subject to Possible Redemption [Abstract]
Class A common stock subject to possible redemption (in shares)		18,764,135				18,764,135	19,471,900
Deferred Costs, Current [Abstract]
Offering Costs		$ 12,368,806				$ 12,368,806		$ 12,948,806
Offering costs charged to stockholder's equity							$ 12,368,806
Offering costs allocated to issuance of warrants				$ 580,000	$ 580,000		580,000
Income Taxes [Abstract]
Unrecognized tax benefits		0				0	0
Accrued interest and penalties		0				0	0
FDIC insured amount		$ 250,000				$ 250,000	$ 250,000
Common Class A [Member]
Earnings Per Share [Abstract]
Warrant exercise price (in dollars per share)							$ 11.50
Denominator [Abstract]
Earnings (Loss)/Basic and Diluted Non-Redeemable Class A and B Common Stock (in dollars per share)	$ 0.00	$ 0.00				$ 0.00	$ 0
Weighted average shares outstanding of common stock (in shares)	0	23,000,000				23,000,000	23,000,000
Class A Common Stock Subject to Possible Redemption [Abstract]
Class A common stock subject to possible redemption (in shares)		18,764,135				18,764,135	19,471,900
Redeemable Class A Common Stock [Member]
Numerator [Abstract]
Interest Income		$ 5,738				$ 43,125	$ 53,249
Less: Income and franchise tax		(5,738)				(43,125)	$ (53,249)
Net Earnings		$ 0				$ 0
Denominator [Abstract]
Diluted weighted average shares outstanding of common stock (in shares)		23,000,000				23,000,000
Earnings (Loss)/Basic and Diluted Non-Redeemable Class A and B Common Stock (in dollars per share)		$ 0.00				$ 0.00
Weighted average shares outstanding of common stock (in shares)							23,000,000
Non Redeemable Class B Common Stock [Member]
Numerator [Abstract]
Net income (loss)		$ (8,594,791)				$ (7,077,653)	$ (8,247,187)
Net Earnings		0				0
Non-Redeemable Net Earnings		$ (8,594,791)				$ (7,077,653)
Non-Redeemable Net Loss							$ (8,247,187)
Denominator [Abstract]
Diluted weighted average shares outstanding of common stock (in shares)		5,750,000				5,750,000
Earnings (Loss)/Basic and Diluted Non-Redeemable Class A and B Common Stock (in dollars per share)		$ (1.49)				$ (1.23)
Weighted average shares outstanding of common stock (in shares)							5,435,083
Earnings (Loss)/Basic and Diluted Non-Redeemable Class A and B Common Stock (in dollars per share)							$ (1.51)
Private Placement Warrant [Member] | Common Class A [Member]
Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)		18,100,000					18,100,000
Warrant exercise price (in dollars per share)		$ 11.50				$ 11.50		$ 11.50